Semiannual Report June 30, 1999

                              O P P E N H E I M E R
                               High Income Fund/VA
                 A Series of Oppenheimer Variable Account Funds

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                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST
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Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA

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Objective
Oppenheimer High Income Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a high level of current income from investing in high-yield, high-risk fixed-income securities, including unrated securities or securities in the lower rating categories. These securities may be considered to be speculative. Investing in foreign securities entails additional expenses and risks including foreign currency fluctuations while investing in junk bonds carries a greater risk of default.

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Narrative by David Negri and Tom Reedy, Co-Portfolio Managers
Oppenheimer High Income Fund/VA performed well during the first half of 1999, despite a volatile environment for bond investing. For the six-month period that ended June 30, 1999, the Fund provided a cumulative total return of 3.80%.(1) We attribute the Fund's performance to our nearly fully invested position and our emphasis on high-yield corporate bonds, which performed strongly during the first half of the period.
         The year began with the U.S. economy growing at a surprisingly robust rate, fueled by high levels of consumer confidence and consumer spending. Most bond sectors reacted negatively to the economy's unexpectedly high rate of growth and the resulting increased potential for inflation, since inflation undermines the value of a bond's yield. However, high-yield bond prices remained strong as investors turned to the relatively attractive yields available on such bonds, confident that recession was unlikely to strike the United States.
         We positioned the Fund to take advantage of these conditions during the last few months of 1998 by aggressively redeploying our cash reserves and most of our U.S. Treasury bonds and other U.S. government-related securities into higher yielding corporate bonds. As a result, the Fund participated in the high-yield rally that occurred during the first quarter of 1999. We focused primarily on fast-growing industries that we believed were likely to benefit from global economic and technological trends. Our largest group of holdings was in the media/entertainment/telecommunications sector, among high-yielding debt obligations of companies such as NTL, Inc., a British cable and broadcasting company. These investments generally performed well during the high yield market's rally.(2)
         In early April 1999, reassured by evidence that the U.S. economy was continuing to grow at a sustainable rate and that global economies were stabilizing, investors began looking for undervalued opportunities among bonds and equities of companies in economically sensitive, cyclical industries that stood to benefit from a global recovery. This trend toward value-oriented securities undermined the strength of the high-yield growth sector that the Fund emphasized. However, the trend favored certain of the Fund's investments that had disappointed earlier in the year. Most notable of these were our holdings in the energy sector, which had declined in early 1999 as a result of weak Asian demand and the inability of oil-producing nations to coordinate production targets. From March 1999 through the end of June, we saw recovery in the energy sector in response to growing global demand. We also sought to take advantage of the shift in market sentiment by increasing our exposure to specific industries, such as paper and specialty chemicals, that we believed were best positioned to benefit from an environment of global growth.
         Looking toward the second half of 1999, we anticipate a favorable environment for investments in corporate high-yield bonds if, as we expect, the U.S. economy continues to grow without overheating. Only time will tell if the market's recent shift in favor of economically sensitive, cyclical companies will continue. However, we believe that the value-oriented industries we've identified hold potential for further increases and have positioned the Fund to participate in those gains.


The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
2. The Fund's portfolio is subject to change.


2                        Oppenheimer High Income Fund/VA
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Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA

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At the same time, a number of developments bear careful observation. Emerging markets, which have demonstrated remarkable resilience in recent months, still face fundamental economic challenges. We continue to look for signs of strength that might lead us to allocate more of the Fund's resources to those markets. We also remain cautious regarding the possibility of Y2K-related business disruptions that might affect corporate performance. Our disciplined investment strategy will guide us in evaluating investment challenges and opportunities as they arise, which is why Oppenheimer High Income Fund/VA remains part of The Right Way to Invest.



                         Oppenheimer High Income Fund/VA                       3
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Statement of Investments June 30, 1999 (Unaudited)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
================================================================================================================================
Mortgage-Backed Obligations--2.0%
--------------------------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(2)                                           $     200,000         $    130,313
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Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(3)                                                          167,000              128,877
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(3)                                                          167,000              126,816
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(3)                                                          166,000              113,347
--------------------------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. E, 6.72%, 12/25/03(2)(3)                                                        250,000              217,500
Series 1993-C1, Cl. F, 6.72%, 12/25/03(2)(3)                                                        700,000              598,828
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First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, 8.054%, 5/25/08(2)(3)                                                             300,000              246,000
Series 1997-CHL1, 8.055%, 2/25/11(2)(3)                                                           1,500,000            1,072,500
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Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. E, 7.426%, 3/15/06(2)(3)                                                        835,342              689,679
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Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(2)                                                          254,890              203,912
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Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. E, 8%, 6/25/26                                                                  630,356              611,151
Series 1994-C2, Cl. G, 8%, 4/25/25                                                                  688,707              662,934
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                               518,797              472,754
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Salomon Brothers Mortgage Securities VII, Series 1996-B, Cl. 1, 6.581%, 4/25/26(2)                1,435,997            1,014,173
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Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1996-C3, Cl. E, 8.256%, 6/25/30(4)                                                           650,000              600,844
                                                                                                                    ------------
Total Mortgage-Backed Obligations (Cost $7,054,242)                                                                    6,889,628
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Foreign Government Obligations--1.0%
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Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas,
Series I, 2.815%, 4/1/07(3)ARP                                                                    2,597,935            1,617,662
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Bulgaria (Republic of) Interest Arrears Bonds, 5.875%, 7/28/11(3)                                 1,450,000              986,000
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Panama (Republic of) Interest Reduction Bonds, 4%,7/17/14(5)                                        275,000              202,125
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Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 4%, 3/7/17(5)                            400,000              243,000
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Philippines (Republic of) Debs., 6%, 12/1/09(3)                                                     142,800              131,733
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PT Hutama Karya Promissory Nts., Zero Coupon, B344 2/10/98 (2)(6)(IDR)                        1,000,000,000               39,943
                                                                                                                    ------------
Total Foreign Government Obligations (Cost $3,442,648)                                                                 3,220,463
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Loan Participations--0.3%
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Central Bank of Indonesia Gtd. Nts., Series 2 yr., 8.375%, 8/25/00(2)(3) (Cost $762,062)          1,000,000              932,500


4                       Oppenheimer High Income Fund/VA
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Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
================================================================================================================================
Corporate Bonds and Notes--82.9%
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Aerospace/Defense--3.4%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                          $   1,000,000         $  1,025,000
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Amtran, Inc.:
9.625% Nts., 12/15/05                                                                               800,000              785,000
10.50% Sr. Nts., 8/1/04                                                                             700,000              703,500
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Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08(2)                                                                        1,325,000            1,265,375
9.375% Sr. Unsec. Nts., 11/15/06                                                                  1,000,000              955,000
10.75% Sr. Nts., 8/1/05                                                                             700,000              717,500
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BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                                           1,840,000            1,890,600
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Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
Series 1997-1, 1/1/01(2)                                                                            800,000              766,000
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Decrane Aircraft Holdings, Inc., 12% Sr. Sub. Nts., 9/30/08(4)                                    1,750,000            1,776,250
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Fairchild Corp., 10.75% Sr. Sub. Gtd. Nts., 4/15/09(4)                                              600,000              591,000
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Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts., Series 1997-A, Cl. B, 6/15/04(2)      303,086              315,331
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Trans World Airlines Lease, 14% Equipment Trust, 7/2/08(2)                                          837,750              820,996
                                                                                                                    ------------
                                                                                                                      11,611,552
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Chemicals--2.1%
Brunner Mond Group plc, 12.50% Sr. Unsec. Sub. Nts., 7/15/08(GBP)                                 1,090,000            1,039,491
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ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                                          500,000              480,625
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Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09(4)                                                             800,000              812,000
10.125% Sr. Unsec. Sub. Nts., 7/1/09(EUR)                                                           500,000              523,371
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Lyondell Chemical Co.:
9.875% Nts., Series B, 5/1/07(4)                                                                    500,000              513,750
10.875% Sr. Sub. Nts. 5/1/09(4)                                                                     250,000              261,250
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PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07                                               500,000              407,500
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                                         400,000              330,000
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Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                                       250,000              243,750
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Sovereign Specialty Chemicals, Inc., 9.50% Sr. Unsec. Sub. Nts., Series B, 8/1/07                   795,000              800,962
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Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07                                                                        250,000              186,250
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                                750,000              573,750
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ZSC Specialty Chemical plc, 11% Sr. Nts., 7/1/09(4)                                                 800,000              811,000
                                                                                                                    ------------
                                                                                                                       6,983,699
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Consumer Durables--0.2%
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                              425,000              413,312
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TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(2)                                          350,000              393,746
                                                                                                                    ------------
                                                                                                                         807,058

                        Oppenheimer High Income Fund/VA                        5

Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--3.3%
AKI Holdings, Inc.:
0%/13.50% Sr. Disc. Debs., 7/1/09(7)                                                          $   1,080,000         $    415,800
10.50% Sr. Unsec. Nts., 7/1/08                                                                    1,000,000              975,000
--------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05                                     400,000              255,000
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Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                                    1,100,000            1,100,000
--------------------------------------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc., 8.875% Sr. Unsec. Nts., 4/15/06(4)                                       1,300,000            1,124,500
--------------------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08                               900,000              679,500
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Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                                       720,000              723,600
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Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                               2,200,000            2,068,000
9% Sr. Nts., 11/1/06                                                                              1,185,000            1,173,150
--------------------------------------------------------------------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts., Series B, 11.49%, 3/15/01(8)               680,000              445,400
--------------------------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                               1,200,000            1,248,000
--------------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08                                      600,000              585,000
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William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                                        235,000              240,287
                                                                                                                    ------------
                                                                                                                      11,033,237
--------------------------------------------------------------------------------------------------------------------------------
Energy--5.1%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(4)                                              750,000              736,875
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06                                                                   1,000,000              885,000
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                                          1,000,000              940,000
--------------------------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                               1,040,000              919,100
--------------------------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 10.875% Sr. Nts., Series B, 12/1/05                                                275,000              240,969
--------------------------------------------------------------------------------------------------------------------------------
Dailey International, Inc., 9.50% Sr. Unsec. Nts., Series B, 2/15/08                                800,000              508,000
--------------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                                  800,000              718,000
--------------------------------------------------------------------------------------------------------------------------------
Empresa Electric Del Norte, 10.50% Sr. Debs., 6/15/05(4)                                          1,000,000              655,000
--------------------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub. Nts., Series B, 2/15/07(6)                                         700,000              493,500
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(4)                               1,750,000            1,548,750
--------------------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08                                 1,025,000              548,375
--------------------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Financial Corp., 10.375% Sr. Sub. Nts., 6/1/09(4)      500,000              512,500
--------------------------------------------------------------------------------------------------------------------------------
National Energy Group, Inc., 10.75% Sr. Nts., Series D, 11/1/06(6)                                  810,000              319,950
--------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                 1,420,000            1,029,500
--------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                  1,000,000              997,500
--------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., 5/15/07                                                    800,000              762,000
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 12.25% Sr. Nts., 3/15/06(4)                                                     1,000,000            1,035,000
--------------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                 1,060,000              560,475
--------------------------------------------------------------------------------------------------------------------------------
RBF Finance Co.:
11% Sec. Nts., 3/15/06(4)                                                                         1,000,000            1,035,000
11.375% Sec. Nts., 3/15/09(4)                                                                       500,000              520,000
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Statia Terminals International/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03                                                          225,000              239,062
--------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                                    735,000              735,000
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Universal Compression Holdings, Inc.:
0%/9.875% Sr. Disc. Nts., 2/15/08(7)                                                              1,325,000              834,750
0%/11.375% Sr. Disc. Nts., 2/15/09(7)                                                               720,000              435,600
                                                                                                                    ------------
                                                                                                                      17,209,906

6                       Oppenheimer High Income Fund/VA

Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Financial--1.3%
Bakrie Investindo, Zero Coupon Promissory Nts., 3/26/98(2)(6)(IDR)                            1,000,000,000         $     21,787
--------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07(2)                                                           517,000              450,436
--------------------------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02(2)                                                           8,473                8,495
--------------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(4)                                                      800,000              832,000
--------------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                                 450,000              353,250
--------------------------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa, 24% Nts., 6/19/03(6)(IDR)                                             657,200,000               12,409
--------------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08                   2,165,000            2,024,275
--------------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(2)(6)                                      240,000              109,200
--------------------------------------------------------------------------------------------------------------------------------
Veritas Capital Trust, 10% Nts., 1/1/28                                                             550,000              441,375
                                                                                                                    ------------
                                                                                                                       4,253,227
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug--1.9%
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02                                                                            1,300,000              664,625
10.875% Sr. Sub. Disc. Nts., 2/1/04(2)                                                              100,000               52,750
--------------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                                      1,135,000            1,058,387
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Pathmark Stores, Inc.:
0%/10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03(7)                                               2,710,000            2,696,450
12.625% Sub. Nts., 6/15/02                                                                          900,000              918,000
--------------------------------------------------------------------------------------------------------------------------------
Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07                              1,060,000            1,118,300
                                                                                                                    ------------
                                                                                                                       6,508,512
--------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--1.9%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                           520,000              512,200
--------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(7)                                501,000              370,740
--------------------------------------------------------------------------------------------------------------------------------
New World Pasta Co., 9.25% Sr. Sub. Nts., 2/15/09(4)                                              1,200,000            1,173,000
--------------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                       1,600,000            1,576,000
--------------------------------------------------------------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10                                                400,000              302,000
--------------------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                        925,000              841,750
--------------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07                            1,175,000              945,875
--------------------------------------------------------------------------------------------------------------------------------
Triarc Consumer Products Group LLC, 10.25% Sr. Sub. Nts., 2/15/09(4)                                750,000              738,750
                                                                                                                    ------------
                                                                                                                       6,460,315
--------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--1.7%
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                                       700,000              686,875
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                                  800,000              792,000
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Nts., 6/15/07                                                    500,000              477,500
--------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Sub. Nts., 4/1/09(4)                                         250,000              255,000
--------------------------------------------------------------------------------------------------------------------------------
Repap Enterprises (New Brunswick), 9% First Priority Sr. Sec. Nts., 6/1/04                          250,000              234,375
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                   1,130,000            1,163,900
10.875% Sr. Sub. Nts., 4/1/08                                                                       750,000              733,125
--------------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Unsec. Nts., 12/15/06(9)                                                       1,158,749            1,329,664
                                                                                                                    ------------
                                                                                                                       5,672,439

                        Oppenheimer High Income Fund/VA                        7

Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--5.5%
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(7)                                       $     450,000         $    247,500
--------------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                                    940,000              851,875
--------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 8.875% Sr. Sub. Nts., 5/15/07(4)                                                       550,000              529,375
--------------------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/95(6)                                 9,500                   --
--------------------------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                     840,000              789,600
--------------------------------------------------------------------------------------------------------------------------------
Coast Hotel & Casinos, Inc., 9.50% Sr. Sub. Nts., 4/1/09(4)                                         500,000              483,750
--------------------------------------------------------------------------------------------------------------------------------
Empress Entertainment, Inc., 8.125% Sr. Sub. Nts., 7/1/06                                           500,000              501,875
--------------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                      800,000              752,000
--------------------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                                1,600,000            1,516,000
--------------------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                        120,000              125,400
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sec. Nts., 5/1/07(4)                                                 500,000              506,250
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                               1,000,000              997,500
--------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                               1,300,000            1,327,625
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                          1,500,000            1,518,750
--------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Sub. Nts., 4/15/09(4)                                      1,200,000            1,131,000
--------------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Nts., 3/1/06(4)                                                          1,000,000              985,000
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09                               1,500,000            1,492,500
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(7)                                                                  1,200,000              802,500
9.25% Sr. Nts., 4/1/06                                                                              600,000              594,000
9.75%, Sr. Nts., 6/15/07                                                                            750,000              761,250
--------------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                            1,000,000            1,005,000
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
9.75% Sr. Sub. Nts., 4/15/07                                                                        800,000              816,000
10.125% Sr. Sub. Nts., 3/15/06                                                                      800,000              830,000
                                                                                                                    ------------
                                                                                                                      18,564,750
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--2.1%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                      1,300,000            1,212,250
--------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08(DEM)                                1,225,000              668,527
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc., 8.75% Sr. Nts., 11/15/08(4)                                            1,065,000            1,051,687
--------------------------------------------------------------------------------------------------------------------------------
Integrated Health Services, Inc.:
9.50% Sr. Sub. Nts., 9/15/07                                                                        600,000              441,000
10.25% Sr. Sub. Nts., 4/30/06                                                                        35,000               25,856
--------------------------------------------------------------------------------------------------------------------------------
King Pharmaceutical, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09                                   1,250,000            1,296,875
--------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08                                         1,000,000              860,000
--------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc., 11% Sr. Nts., 5/15/05(4)                                               1,200,000            1,242,000
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                              250,000              237,500
                                                                                                                    ------------
                                                                                                                       7,035,695

8                       Oppenheimer High Income Fund/VA

Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Housing--1.6%
CB Richard Ellis Services, Inc., 8.875% Sr. Unsec. Sub. Nts., 6/1/06(2)                       $     900,000         $    873,000
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                              500,000              472,500
--------------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                                600,000              597,000
--------------------------------------------------------------------------------------------------------------------------------
Engle Homes, Inc., 9.25% Sr. Unsec. Nts., Series C, 2/1/08                                        1,300,000            1,215,500
--------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
8.875% Sr. Nts., 8/1/08(4)                                                                          250,000              246,250
9.125% Sr. Nts., Series B, 9/1/07                                                                 1,400,000            1,393,000
9.25% Sr. Nts., Series B, 3/15/07                                                                   625,000              628,125
                                                                                                                    ------------
                                                                                                                       5,425,375
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--1.1%
Amkor Technologies, Inc.:
9.25% Sr. Nts., 5/1/06(4)                                                                           500,000              490,000
10.50% Sr. Sub. Nts., 5/1/09(4)                                                                     500,000              483,750
--------------------------------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                                                500,000              466,250
--------------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                                          625,000              609,375
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 10.375% Sr. Sub. Nts., 10/1/07(4)                                    850,000              839,375
--------------------------------------------------------------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts., 10/15/04                                                             275,000              306,625
--------------------------------------------------------------------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07                                                       500,000              445,000
                                                                                                                    ------------
                                                                                                                       3,640,375
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--2.8%
American Standard Cos., Inc., 7.625% Sr. Nts., 2/15/10(10)                                        1,500,000            1,402,500
--------------------------------------------------------------------------------------------------------------------------------
Applied Power, Inc., 8.75% Sr. Sub. Nts., 4/1/09                                                    350,000              341,250
--------------------------------------------------------------------------------------------------------------------------------
Axia, Inc., 10.75% Sr. Sub. Nts., 7/15/08                                                           420,000              416,325
--------------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                                                  400,000              308,000
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                                  850,000              811,750
--------------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                                    635,000              466,725
--------------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                                  250,000              226,250
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                                           765,000              757,350
--------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                              500,000              521,250
--------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                                  700,000              712,250
--------------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                          560,000              495,600
--------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 8.75% Sr. Sub. Nts., 3/1/08                                                  1,500,000            1,447,500
--------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                        560,000              532,000
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                                 630,000              604,800
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08(4)                                                    400,000              384,000
                                                                                                                    ------------
                                                                                                                       9,427,550

                        Oppenheimer High Income Fund/VA                        9

Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--2.2%
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07                              $     915,000         $    933,300
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp.:
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                                       975,000              976,219
9% Sr. Unsec. Sub. Nts., 10/1/08                                                                  2,200,000            2,249,500
10.50% Sr. Sub. Nts., Series B, 1/15/07                                                             450,000              474,750
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09(4)                                      1,500,000            1,434,375
--------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts., Series B, 5/15/04(5)                                             400,000              414,000
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 9% Sr. Unsec. Sub. Nts., 7/15/07                                    885,000              878,363
--------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 11% Sr. Nts., 3/15/04                                            25,000               26,875
                                                                                                                    ------------
                                                                                                                       7,387,382
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--4.7%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                      360,000              335,700
8.125% Sr. Nts., Series B, 7/15/03                                                                1,000,000              985,000
8.375% Sr. Nts., Series B, 2/1/08                                                                 1,000,000              967,500
9.25% Sr. Nts., 10/1/02                                                                             390,000              396,825
9.875% Sr. Nts., Series B, 3/1/07                                                                   140,000              147,000
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                           340,000              362,950
--------------------------------------------------------------------------------------------------------------------------------
Bresnan Communications, Inc.:
0%/9.25% Sr. Disc. Nts., 2/1/09(4)(7)                                                               810,000              530,550
8% Sr. Nts., 2/1/09(4)                                                                              250,000              248,125
--------------------------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication Holdings Capital Corp.:
0%/9.92% Sr. Disc. Nts., 4/1/11(4)(7)                                                             1,000,000              625,000
8.25% Sr. Nts., 4/1/07(4)                                                                           350,000              336,875
8.625% Sr. Nts., 4/1/09(4)                                                                          250,000              241,250
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.875% Sr. Unsec. Debs., 2/15/18                                                                  1,000,000              952,500
9.875% Sr. Sub. Nts., 5/15/06                                                                       550,000              585,750
10.50% Sr. Sub. Debs., 5/15/16                                                                      250,000              284,063
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(7)                                  500,000              146,875
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09(4)                                             3,500,000            3,578,750
--------------------------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP:
0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(7)                                                   1,300,000              916,500
8.375% Sr. Unsec. Debs., Series B, 4/15/10                                                        2,200,000            2,183,500
--------------------------------------------------------------------------------------------------------------------------------
Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts., Series B, 11/1/03(3)                     885,000              929,250
--------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07(CAD)                                           500,000              344,583
--------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(7)               1,040,000              689,000
                                                                                                                    ------------
                                                                                                                      15,787,546
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--2.4%
Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                  1,250,000            1,240,625
--------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                         500,000              472,500
--------------------------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(2)                                                    446,433              426,634
--------------------------------------------------------------------------------------------------------------------------------
IPC Magazines Group plc, 0%/10.75% Bonds, 3/15/08(7)(GBP)                                         1,000,000              810,928
--------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.:
8.875% Sr. Unsec. Sub. Nts., 12/15/10                                                               750,000              693,750
9.50% Sr. Unsec. Sub. Nts., 6/1/08                                                                  750,000              705,000


10                      Oppenheimer High Income Fund/VA

Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media  (continued)
SFX Entertainment, Inc.:
9.125% Sr. Unsec. Sub. Nts., 12/1/08                                                          $     900,000         $    877,500
9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08                                                     1,800,000            1,773,000
--------------------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Sub. Nts., 3/1/09(4)                                                     250,000              237,813
--------------------------------------------------------------------------------------------------------------------------------
World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                                      1,000,000              945,000
                                                                                                                    ------------
                                                                                                                       8,182,750
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--18.3%
Amazon.Com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(7)                                         2,620,000            1,722,650
--------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(7)                                                           225,000              187,875
7.625% Bonds, 7/31/08(DEM)                                                                        1,925,000            1,011,211
8.875% Sr. Nts., 11/30/07(DEM)                                                                      250,000              137,548
10.125% Sr. Nts., 11/30/07(GBP)                                                                     400,000              680,142
Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc. nts.,
12/15/06 and one warrant to purchase 7.8 ordinary shares)(7)(10)                                  1,775,000            1,482,125
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                                          800,000              842,000
--------------------------------------------------------------------------------------------------------------------------------
Convergent Communications, Inc., 13% Sr. Nts., 4/1/08                                               600,000              525,750
--------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.:
0%/13.50% Sr. Disc. Nts., 3/15/08(7)                                                              1,500,000              832,500
12.50% Sr. Nts., 2/15/09                                                                            800,000              764,000
--------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05(7)                           2,350,000            2,126,750
--------------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                                       400,000              403,000
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 13.75% Sr. Nts., 7/15/07                                              500,000              392,500
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
11.25% Sr. Nts., 7/1/08(4)                                                                          600,000              633,000
11.25% Sr. Nts., 7/1/08                                                                             715,000              754,325
--------------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(2)(7)                               500,000              262,500
--------------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(7)                            810,000              457,650
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 9.625% Sr. Nts., 5/15/08                                                      950,000              973,750
--------------------------------------------------------------------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts., 5/1/05(2)                                                      1,000,000              960,000
--------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc.:
0%/12.75% Sr. Sub. Nts., 11/15/07(7)                                                              1,250,000            1,331,250
0%/13.875% Cv. Sr. Sub. Disc. Nts., 12/15/05(4)(7)                                                  178,000              241,413
--------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc./GST Network Funding Corp., Inc.,
0%/10.50% Sr. Disc. Nts., 5/1/08(4)(7)                                                              350,000              199,500
--------------------------------------------------------------------------------------------------------------------------------
Hyperion Telecommunication, Inc., 12% Sr. Sub. Nts., 11/1/07(4)                                   1,200,000            1,233,000
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(7)                                        115,000               90,275
--------------------------------------------------------------------------------------------------------------------------------
ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08(7)                         1,220,000              701,500
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(7)                                                       800,000              448,000
8.50% Sr. Nts., Series B, 1/15/08                                                                   660,000              607,200
8.60% Sr. Unsec. Nts., Series B, 6/1/08                                                             300,000              277,500
8.875% Sr. Nts., 11/1/07                                                                            460,000              433,550
--------------------------------------------------------------------------------------------------------------------------------
ITC Deltacom, Inc.:
8.875% Sr. Nts., 3/1/08                                                                             750,000              818,438
11% Sr. Nts., 6/1/07                                                                              1,000,000              993,750


                        Oppenheimer High Income Fund/VA                       11

Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc.:
0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(2)(7)                                                $   2,455,000         $  1,362,525
13.50% Sr. Nts., 5/15/09(4)                                                                         200,000              201,250
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(7)                                                              1,250,000              775,000
9.125% Sr. Unsec. Nts., 5/1/08                                                                      250,000              246,875
--------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 8.125% Sr. Nts., 2/15/09(4)                                                        300,000              279,000
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08                           1,600,000            1,652,000
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings BV, 0%/11% Sr. Disc. Nts., 11/1/07(7)(DEM)                                           700,000              230,686
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.125% Sr. Nts., 6/15/09(4)                                                  500,000              505,000
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
0%/9.45% Sr. Disc. Unsec. Nts., 4/15/08(7)                                                          200,000              120,000
9% Sr. Nts., 3/15/08                                                                                800,000              756,000
9.625% Sr. Nts., 10/1/07                                                                          1,210,000            1,182,775
10.75% Sr. Unsec. Nts., 6/1/09                                                                      250,000              257,500
10.75% Sr. Unsec. Nts., 11/15/08                                                                  1,200,000            1,233,000
--------------------------------------------------------------------------------------------------------------------------------
NorthEast Optic Network, Inc., 12.75% Sr. Nts., 8/15/08                                             750,000              780,000
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Nts., 4/15/09(7)(GBP)                                                                3,225,000            3,018,368
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(7)                                              350,000              241,500
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(7)                                                    500,000              343,750
7% Cv. Sub. Nts., 12/15/08(4)                                                                     2,250,000            3,585,938
10% Sr. Nts., Series B, 2/15/07                                                                   1,055,000            1,097,200
11.50% Sr. Unsec. Nts., Series B, 10/1/08                                                         1,600,000            1,770,000
--------------------------------------------------------------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05                                                      1,800,000            1,377,000
--------------------------------------------------------------------------------------------------------------------------------
Petersburg Long Distance, Inc., 9% Cv. Sub. Nts., 6/1/06(4)                                         170,000               94,563
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B, 2/15/05                                              2,170,000            2,191,700
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(7)                    1,000,000              785,000
--------------------------------------------------------------------------------------------------------------------------------
RSL Communications plc:
9.125% Sr. Unsec. Nts., 3/1/08                                                                      500,000              463,750
10.50% Gtd. Sr. Nts., 11/15/08                                                                    1,450,000            1,442,750
--------------------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, Units (each unit consists of $1,000 principal amount of 13% sr. nts.,
5/15/09 and one warrant to purchase 40.403 shares of common stock)(4)(10)                           500,000              521,250
--------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Nts., 4/15/09(4)(7)                                                                  1,500,000            1,006,875
0%/9.875% Sr. Nts., 4/15/09(4)(7)(GBP)                                                            1,300,000            1,352,465
0%/11% Sr. Disc. Debs., 10/1/07(7)                                                                  990,000              886,050
11.25% Sr. Nts., 11/1/08                                                                          1,990,000            2,243,725
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                                  1,300,000            1,339,000
--------------------------------------------------------------------------------------------------------------------------------
US Xchange LLC, 15% Sr. Unsec. Nts., 7/1/08(2)                                                      800,000              836,000
--------------------------------------------------------------------------------------------------------------------------------
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                                                                   1,480,000            1,513,300
11.25% Sr. Nts., 12/1/08                                                                            500,000              526,250
13.50% Sr. Unsec. Nts., 6/15/04                                                                     385,000              433,125
--------------------------------------------------------------------------------------------------------------------------------
Viatel, Inc.:
0%/12.50% Sr. Unsec. Disc. Nts., 4/15/08(7)                                                         765,000              493,425
11.25% Sr. Sec. Nts., 4/15/08                                                                       830,000              850,750
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(2)(7)                            1,750,000            1,067,500
                                                                                                                    ------------
                                                                                                                      61,587,497

12                      Oppenheimer High Income Fund/VA

Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--6.5%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                            $     200,000         $    173,000
--------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Disc. Nts., 10/1/07(7)                                     1,834,000              779,450
--------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08(4)                                        800,000              830,000
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(7)                                                               400,000              234,000
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(7)                                                       940,000              658,000
9% Sr. Nts., 5/15/11                                                                                750,000              738,750
--------------------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(7)                                   1,000,000              487,500
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07                                               240,000              255,600
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 0%/15% Sr. Sec. Disc. Nts., Series B, 7/15/05(6)(7)                    226,000               96,050
--------------------------------------------------------------------------------------------------------------------------------
ICO Global Communications (Holdings) Ltd., Units (each unit consists of
$1,000 principal amount of 15% sr. nts., 8/1/05 and one warrant to purchase
19.85 shares of common stock)(10)                                                                   700,000              290,500
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          250,000              218,125
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/12% Sr. Disc. Nts., 6/1/09(4)(7)                                                               1,000,000              575,000
0%/14% Sr. Disc. Nts., Series B, 6/1/06(7)                                                          700,000              568,750
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(7)                             300,000              222,000
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07(7)                                                                600,000              421,500
0%/10.65% Sr. Disc. Nts., 9/15/07(7)                                                                900,000              659,250
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.625% Sr. Nts., Series A, 8/15/06                                              2,400,000            2,460,000
--------------------------------------------------------------------------------------------------------------------------------
Orange plc, 8% Sr. Nts., 8/1/08                                                                   2,600,000            2,496,000
--------------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04                                    1,125,000            1,096,875
--------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(7)                                 1,150,000              638,250
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(7)                                 2,400,000            1,386,000
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                                            800,000              812,000
11.75% Sr. Sub. Nts., 7/15/07                                                                       425,000              478,125
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data, Inc., Units (each unit consists of $1,000 principal amount of 0%/13.50% sub. disc. nts., 8/15/06 and one warrant to purchase
six ordinary shares)(2)(7)(10)                                                                    1,000,000              465,000
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                     1,900,000            1,919,000
--------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(7)                                 2,720,000            1,577,600
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/11.25% Sr. Disc. Nts., 4/15/09(4)(7)                                                             675,000              381,375
0%/12% Sr. Disc. Nts., 7/15/08(4)(7)                                                              1,640,000            1,041,400
                                                                                                                    ------------
                                                                                                                      21,959,100
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--2.6%
AK Steel Corp.:
7.875% Sr. Nts., 2/15/09(4)                                                                       1,250,000            1,206,250
9.125% Sr. Nts., 12/15/06                                                                         1,200,000            1,242,000
--------------------------------------------------------------------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                                                320,000              331,600
--------------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Nts., 4/1/09(4)                                        500,000              489,375
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                                 1,500,000            1,470,000
--------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                                400,000              403,000


                        Oppenheimer High Income Fund/VA                       13

Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals  (continued)
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                $     410,000         $    420,250
--------------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(7)                                    2,000,000              770,000
--------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                              540,000              521,100
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp.:
9.875% First Mtg. Bonds, Series D, 3/1/09                                                           400,000              409,000
9.875% Nts., Series B, 3/1/09(4)                                                                    200,000              204,500
--------------------------------------------------------------------------------------------------------------------------------
Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01                                1,400,000            1,459,500
                                                                                                                    ------------
                                                                                                                       8,926,575
--------------------------------------------------------------------------------------------------------------------------------
Retail--1.3%
Boyds Collection Ltd. (The), 9% Sr. Sub. Nts., 5/15/08(4)                                           752,000              746,360
--------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                            1,100,000              962,500
--------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                          900,000              864,000
--------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                                  600,000              582,000
--------------------------------------------------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08                                       1,000,000              995,000
--------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                  325,000              329,063
                                                                                                                    ------------
                                                                                                                       4,478,923
--------------------------------------------------------------------------------------------------------------------------------
Service--6.4%
Allied Waste North America, Inc., 7.875% Sr. Unsec. Nts., Series B, 1/1/09                        1,000,000              932,500
--------------------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Gtd. Sr. Sub. Nts., 10/15/08(4)                       500,000              485,000
--------------------------------------------------------------------------------------------------------------------------------
Cherokee International LLC, 10.50% Sr. Sub. Nts., 5/1/09(4)                                       1,000,000            1,002,500
--------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(7)                                                   600,000              615,000
--------------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07(2)                                        750,000              709,688
--------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., 5/1/09(4)                                                                       1,300,000            1,248,000
9% Sr. Sub. Nts., 5/1/09(4)(EUR)                                                                    300,000              297,780
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                   2,050,000            1,957,750
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                     365,000              348,575
--------------------------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875% Sr. Sub. Nts., 3/1/09(4)                                                   1,000,000              975,000
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                               915,000              947,025
--------------------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Sub. Nts., 4/1/09(4)                                                     650,000              627,250
--------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06                                                815,000              843,525
--------------------------------------------------------------------------------------------------------------------------------
Newcor, Inc., 9.875% Sr. Unsec. Sub. Nts., Series B, 3/1/08(2)                                    1,500,000            1,350,000
--------------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(2)                                  1,500,000            1,275,000
--------------------------------------------------------------------------------------------------------------------------------
Panolam Industries International, Inc., 11.50% Sr. Sub. Nts., 2/15/09(4)                          1,000,000            1,037,500
--------------------------------------------------------------------------------------------------------------------------------
Premier Graphics, Inc., 11.50% Sr. Unsec. Nts., 12/1/05(2)                                          700,000              675,500
--------------------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc.:
6.75% Cv. Sr. Sub. Nts., 9/15/03                                                                    950,000              865,688
13.625% Sr. Sub. Disc. Nts., 6/30/05                                                                400,000              449,500
--------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostic, Inc., 9.875% Sr. Sub. Nts., 7/1/09(4)(11)                                       1,000,000            1,012,500
--------------------------------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09(4)                                              650,000              643,500
--------------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 8.625% Sr. Nts., 6/30/09                                                   800,000              800,000
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
9% Nts., 4/1/09(4)                                                                                  350,000              344,750
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                                     2,000,000            1,980,000
                                                                                                                    ------------
                                                                                                                      21,423,531

14                      Oppenheimer High Income Fund/VA

Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Transportation--3.7%
Budget Group, Inc., 9.125% Sr. Nts., 4/1/06(4)                                                $   1,000,000         $    935,000
--------------------------------------------------------------------------------------------------------------------------------
Coach USA, Inc., 9.375% Sr. Sub. Nts., Series B, 7/1/07                                             390,000              407,550
--------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                                        600,000              652,500
--------------------------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05(4)                                                950,000              964,250
--------------------------------------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                                          25,000               24,625
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 12% first priority ship mtg. sr. sec. nts., 7/15/05
and one warrant to purchase five shares of common stock)(2)(10)                                   1,500,000              847,500
--------------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg. Nts., 6/30/07(4)                                                  1,175,000              581,625
Units (each unit consists of $1,000 principal amount of 12% second priority ship
mtg. nts., 6/30/07 and 7.66 warrants)(4)(10)                                                        500,000              162,500
--------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.:
10.125% Sr. Sub. Nts., 6/15/07(4)                                                                   600,000              603,000
10.125% Sr. Unsec. Sub. Nts., 6/15/07                                                             1,525,000            1,532,625
--------------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 11.50% First Preferred Ship Mtg. Nts., 5/30/08                   700,000              282,625
--------------------------------------------------------------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08                                                     1,500,000            1,485,000
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                                        1,700,000            1,506,625
--------------------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr. Disc. Nts.,
Series B, 12/15/03(7)                                                                             2,600,000            2,587,000
                                                                                                                    ------------
                                                                                                                      12,572,425
--------------------------------------------------------------------------------------------------------------------------------
Utility--0.8%
Calpine Corp.:
8.75% Sr. Nts., 7/15/07                                                                             545,000              539,550
10.50% Sr. Nts., 5/15/06                                                                             25,000               26,750
--------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11(12)                              555,000              615,250
--------------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                             1,000,000              953,974
--------------------------------------------------------------------------------------------------------------------------------
Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., 2/1/09(4)                                 600,000              594,000
                                                                                                                    ------------
                                                                                                                       2,729,524
                                                                                                                    ------------
Total Corporate Bonds and Notes (Cost $293,488,822)                                                                  279,668,943
                                                                                              Shares
================================================================================================================================
Preferred Stocks--5.2%
--------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(9)                                              15,000              333,750
--------------------------------------------------------------------------------------------------------------------------------
Capstar Communications, Inc., 12.625% Cum. Exchangeable, Series E, Non-Vtg.(2)(9)                     1,396              162,285
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred Stock, Series A(2)(9)                                                      76,590            1,914,750
--------------------------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum. Sr. Exchangeable(9)                                                        454              307,585
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 13.50% Sr. Redeemable Exchangeable Preferred Stock,
Series B, Non-Vtg.(9)                                                                                   568              532,500
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable(9)                                                                            1,161            1,100,047
13% Sr. Exchangeable(4)(9)                                                                            1,000              982,500
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable Preferred Stock, Non-Vtg.(9)                        412              145,230
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., Cum. Exchangeable, Series B, 3/1/08, Non-Vtg.(13)                        8,000              418,000


                        Oppenheimer High Income Fund/VA                       15

Statement of Investments (Unaudited) (Continued)


                                                                                                                    Market Value
                                                                                              Shares                Note 1
--------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks  (continued)
Fidelity Federal Bank FSB Glendale California, l2% Non-Cum. Exchangeable
Perpetual Preferred Stock, Series A(2)(13)                                                               20         $        465
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 10.50% Sr. Exchangeable Preferred, 12/1/08                                     10,000            1,062,500
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg(9)                                                     284              283,290
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 13.50% Exchangeable, Series B(9)                                       846              831,195
--------------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable
Preferred Stock, Non-Vtg.(9)                                                                          6,881              273,520
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Preferred, Series E, Non-Vtg.(9)                                 1,218            1,221,045
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.(9)                                                 30,000            1,522,500
--------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 12.375%, Preferred Stock(4)(9)                                            2,000              211,500
--------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(9)                                   45              393,187
--------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                                              10,000              953,750
9.20% Exchangeable, Series F, Non-Vtg.                                                                2,500              245,312
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 13.875% Cum. Sr. Preferred, Units (one $1,000 sr. preferred shares
and one warrant to purchase 35 shares common stock at $9.50 per share)(2)(10)(13)                     1,200            1,239,000
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(9)                                         1,118            1,131,975
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Cum. Nts., Series B, 3/15/09, Non-Vtg.(9)                                                        196              436,100
13.75% Exchangeable(4)(9)                                                                                26               57,850
--------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 14.25% Cum. Exchangeable, Non-Vtg.(4)(9)(13)                        645              701,438
--------------------------------------------------------------------------------------------------------------------------------
Star Gas Partners, LP, Units (representing Ltd. Partnership Interests)                                  517                8,886
--------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc.:
9.16% Cv., Series B, Non-Vtg.(13)                                                                    30,000              736,875
9.20% Preferred, Vtg.(13)                                                                             8,950              193,544
                                                                                                                    ------------
Total Preferred Stocks (Cost $20,350,007)                                                                             17,400,579
================================================================================================================================
Common Stocks--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA(4)(13)                                                                                 121,950              320,119
--------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc.(13)                                                                                    5,250              150,609
--------------------------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I.(2)                                                                                     150              132,750
--------------------------------------------------------------------------------------------------------------------------------
Equitable Bag, Inc.(2)(13)                                                                            3,723                3,723
--------------------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc.(13)                                                                             56                   --
--------------------------------------------------------------------------------------------------------------------------------
Horizon Group Properties, Inc.(13)                                                                      851                2,766
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(13)                                                                     206                6,180
--------------------------------------------------------------------------------------------------------------------------------
Optel, Inc.(13)                                                                                         945                    9
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Corp.(13)                                                                       36,646              549,690
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(13)                                                                    7,252                   73
--------------------------------------------------------------------------------------------------------------------------------
Zale Corp.(13)                                                                                          650               26,000
                                                                                                                    ------------
Total Common Stocks (Cost $839,390)                                                                                    1,191,919


16                      Oppenheimer High Income Fund/VA

Statement of Investments (Unaudited) (Continued)


                                                                                                                    Market Value
                                                                                              Units                 Note 1
================================================================================================================================
Rights, Warrants and Certificates--0.8%
--------------------------------------------------------------------------------------------------------------------------------
Ames Department Stores, Inc., Litigation Trust(2)                                                    39,658         $        397
--------------------------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd./Australia Media Ltd. Wts., Exp. 5/00(2)                                     125                    1
--------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc. Wts., Exp. 10/07(4)                                                        1,434                5,557
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49(2)                                                                   62,000               18,600
--------------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp. 9/05                                                           660                5,559
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/07(2)                                                            750              262,594
--------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/08(2)                                                     3,200               24,400
--------------------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/08                                                       1,750                   --
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/08(2)                                                                 1,500               18,000
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/05                                                           475               27,340
--------------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc. Wts., Exp. 4/08(4)                                                      500               25,062
--------------------------------------------------------------------------------------------------------------------------------
Foamex LP/JPS Automotive Corp. Wts., Exp. 7/99(2)                                                       500                2,750
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/05(2)                                                       52,500                  525
--------------------------------------------------------------------------------------------------------------------------------
Globix Corp. Wts., Exp. 5/05(2)                                                                       1,800              180,000
--------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/01                                                           15,626               20,509
--------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/03                                                                                             8,351                   --
Exp. 1/03(2)                                                                                          4,766                   48
Exp. 9/04(2)                                                                                         14,000               14,882
--------------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/05(2)                                                           5,940               85,676
--------------------------------------------------------------------------------------------------------------------------------
IHF Capital, Inc.:
Series H Exp. 11/99(4)                                                                                  250                    2
Series I Wts., Exp. 11/99(2)                                                                            400                    4
--------------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/02                                                                   950                   --
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/07(2)                                                                        765                   --
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/08(2)                                                         2,455                6,292
--------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/08(2)                                                    800                2,400
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/07(2)                                                    800                9,700
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/06(2)                                                 3,200               48,800
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/05(2)                                                        1,500                2,625
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00(2)                                                                   7,500              217,031
--------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts., Exp. 3/03                                                     170                    8
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07(2)                                                         8,600              786,900
--------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts.:
Exp. 11/03(2)                                                                                        28,000              350,000
Exp. 6/05(2)                                                                                          1,600               11,200
--------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp. Wts., Exp. 7/99                                                                     3,970                8,584
--------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc. Wts., Exp. 11/99(2)                                               1,440              331,380
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/05(4)                                                                      5,250              117,469
                                                                                                                    ------------
Total Rights, Warrants and Certificates (Cost $277,296)                                                                2,584,295


                        Oppenheimer High Income Fund/VA                       17

Statement of Investments (Unaudited) (Continued)


                                                                                              Principal             Market Value
                                                                                              Amount(1)             Note 1
================================================================================================================================
Structured Instruments--1.5%
--------------------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 6.653%, 4/28/02 (representing a basket of reference loans and a total return swap between Chase Manhattan Bank
and the Trust)(2)(3) (Cost $5,445,451)                                                        $   5,360,000         $  5,081,759
================================================================================================================================
Repurchase Agreements--4.5%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.80%, dated 6/30/99, to be repurchased at $15,202,027 on 7/1/99, collateralized by U.S. Treasury Nts.,
5.50%-8%, 11/30/99-7/15/06, with a value of $12,831,859, U.S. Treasury Bonds,
6%-9.25%, 2/15/16-2/15/26, with a value of $2,687,096 (Cost $15,200,000)                         15,200,000           15,200,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $346,859,918)                                                        98.5%         332,170,086
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         1.5            5,018,052
                                                                                              -------------         ------------
Net Assets                                                                                            100.0%        $337,188,138
                                                                                              =============         ============

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   ARP -- Argentine Peso                EUR -- Euro
   CAD -- Canadian Dollar               GBP -- British Pound Sterling
   DEM -- German Mark                   IDR -- Indonesian Rupiah
2. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
3. Represents the current interest rate for a variable rate security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $60,400,810 or 17.91% of the Fund's net assets as of June 30, 1999.
5. Represents the current interest rate for an increasing rate security.
6. Non-income producing--issuer is in default.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
9. Interest or dividend is paid-in-kind.
10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
11. When-issued security to be delivered and settled after June 30, 1999.
12. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.
13. Non-income producing security.

See accompanying Notes to Financial Statements.


18                      Oppenheimer High Income Fund/VA

Statement of Assets and Liabilities June 30, 1999 (Unaudited)

=====================================================================================================
Assets
Investments, at value (cost $346,859,918)--see accompanying statement                    $332,170,086
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts--Note 5                        158,698
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                  6,370,326
Shares of beneficial interest sold                                                            727,973
Investments sold                                                                              515,522
Closed forward foreign currency exchange contracts                                            124,071
Daily variation on futures contracts                                                            9,590
Other                                                                                           3,017
                                                                                         ------------
Total assets                                                                              340,079,283
=====================================================================================================
Liabilities
Bank overdraft                                                                                  3,354
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts--Note 5                         10,217
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $1,000,000 purchased on a when-issued basis)--Note 1       2,115,668
Shares of beneficial interest redeemed                                                        712,392
Shareholder reports                                                                            22,090
Custodian fees                                                                                 11,495
Legal, auditing and other professional fees                                                     8,226
Daily variation on futures contracts                                                              335
Transfer and shareholder servicing agent fees                                                     183
Closed forward foreign currency exchange contracts                                                 90
Other                                                                                           7,095
                                                                                         ------------
Total liabilities                                                                           2,891,145
=====================================================================================================
Net Assets                                                                               $337,188,138
                                                                                         ============
=====================================================================================================
Composition of Net Assets
Paid-in capital                                                                          $342,456,635
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                                        15,981,987
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (6,704,897)
-----------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                  (14,545,587)
                                                                                         ------------
Net assets--applicable to 31,611,767 shares of beneficial interest outstanding           $337,188,138
                                                                                         ============
=====================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                       $10.67

See accompanying Notes to Financial Statements.


                        Oppenheimer High Income Fund/VA                       19

Statement of Operations For the Six Months Ended June 30, 1999 (Unaudited)


======================================================================================
Investment Income
Interest                                                                   $16,409,915
--------------------------------------------------------------------------------------
Dividends                                                                    1,061,311
                                                                           -----------
Total income                                                                17,471,226
======================================================================================
Expenses
Management fees--Note 4                                                      1,260,067
--------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                     10,388
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                      7,256
--------------------------------------------------------------------------------------
Shareholder reports                                                              6,750
--------------------------------------------------------------------------------------
Registration and filing fees                                                     4,184
--------------------------------------------------------------------------------------
Insurance expenses                                                               2,042
--------------------------------------------------------------------------------------
Trustees' compensation                                                           1,889
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                            1,053
--------------------------------------------------------------------------------------
Other                                                                              645
                                                                           -----------
Total expenses                                                               1,294,274
Less expenses paid indirectly--Note 1                                           (5,095)
                                                                           -----------
Net expenses                                                                 1,289,179
======================================================================================
Net Investment Income                                                       16,182,047
======================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                 (2,332,456)
Closing of futures contracts                                                  (327,696)
Foreign currency transactions                                                  246,182
                                                                           -----------
Net realized loss                                                           (2,413,970)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                   (489,309)
Translation of assets and liabilities denominated in foreign currencies       (589,683)
                                                                           -----------
Net change                                                                  (1,078,992)
                                                                           -----------
Net realized and unrealized loss                                            (3,492,962)
======================================================================================
Net Increase in Net Assets Resulting from Operations                       $12,689,085
                                                                           ===========

See accompanying Notes to Financial Statements.


20                      Oppenheimer High Income Fund/VA

Statements of Changes in Net Assets


                                                                                      Six Months Ended   Year Ended
                                                                                      June 30, 1999      December 31,
                                                                                      (Unaudited)        1998
=====================================================================================================================
Operations
Net investment income                                                                 $ 16,182,047       $ 27,929,383
---------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                       (2,413,970)        (2,889,367)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                   (1,078,992)       (24,125,468)
                                                                                      ------------       ------------
Net increase in net assets resulting from operations                                    12,689,085            914,548
=====================================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                                                   (23,246,834)        (6,694,100)
---------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                            --         (8,113,249)
=====================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions--Note 2      19,183,230         51,132,667
=====================================================================================================================
Net Assets
Total increase                                                                           8,625,481         37,239,866
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    328,562,657        291,322,791
                                                                                      ------------       ------------
End of period (including undistributed net investment
income of $15,981,987 and $23,046,774, respectively)                                  $337,188,138       $328,562,657
                                                                                      ============       ============


See accompanying Notes to Financial Statements.


                         Oppenheimer High Income Fund/VA                      21

Financial Highlights

                                                      Six Months
                                                      Ended
                                                      June 30, 1999 Year Ended December 31,
                                                      (Unaudited)   1998          1997         1996        1995        1994
===============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                    $11.02        $11.52        $11.13       $10.63      $ 9.79      $11.02
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .49           .95           .94          .97         .98         .94
Net realized and unrealized gain (loss)                   (.09)         (.90)          .37          .58         .94       (1.27)
-------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations             .40           .05          1.31         1.55        1.92        (.33)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                      (.75)         (.25)         (.91)       (1.05)      (1.08)       (.66)
Distributions from net realized gain                        --          (.30)         (.01)          --          --        (.24)
-------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                           (.75)         (.55)         (.92)       (1.05)      (1.08)       (.90)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.67        $11.02        $11.52       $11.13      $10.63       $9.79
                                                       =======       =======       =======      =======     =======     =======
===============================================================================================================================
Total Return, at Net Asset Value(1)                       3.80%         0.31%        12.21%       15.26%      20.37%      (3.18)%
===============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $337,188      $328,563      $291,323     $191,293    $133,451    $ 95,698
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $344,623      $322,748      $223,617     $157,203    $115,600    $101,096
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                     9.47%         8.65%         8.88%        9.18%       9.81%       9.15%
Expenses(3)                                               0.75%         0.78%         0.82%        0.81%       0.81%       0.67%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                  19%          161%          168%         125%        107%        110%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $88,652,672 and $58,075,066, respectively.

See accompanying Notes to Financial Statements.


22                      Oppenheimer High Income Fund/VA

Notes to Financial Statements (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund operated under the name Oppenheimer High Income Fund through April 30, 1999. The Fund's investment objective seeks a high level of current income from investment in high-yield fixed income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months after the transaction date; however, the fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 1999, the Fund had entered into outstanding when-issued or forward commitments of $1,000,000.
         In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 1999, securities with an aggregate market value of $1,092,839, representing 0.32% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                        Oppenheimer High Income Fund/VA                       23

================================================================================
1. Significant Accounting Policies (continued)
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. As of December 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $3,402,000, expiring in 2006.
--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                       Six Months Ended June 30, 1999           Year Ended December 31, 1998
                                                       ------------------------------           -------------------------------
                                                       Shares              Amount               Shares            Amount
-------------------------------------------------------------------------------------------------------------------------------
Sold                                                    6,950,070          $ 76,291,148          15,303,847       $ 171,699,925
Dividends and distributions reinvested                  2,201,405            23,246,834           1,300,031          14,807,349
Redeemed                                               (7,346,627)          (80,354,752)        (12,094,532)       (135,374,607)
                                                       ----------          ------------         -----------       -------------
Net increase                                            1,804,848          $ 19,183,230           4,509,346       $  51,132,667
                                                       ==========          ============         ===========       =============


24                      Oppenheimer High Income Fund/VA

================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized depreciation on investments of $14,689,832 was composed of gross appreciation of $7,382,597, and gross depreciation of $22,072,429.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended June 30, 1999, was 0.74% of average annual net assets.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of June 30, 1999, the Fund had outstanding foreign currency contracts as follows:

                                        Expiration       Contract           Valuation as of      Unrealized       Unrealized
Contract Description                    Dates            Amounts (000s)     June 30, 1999        Appreciation     Depreciation
------------------------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
British Pound Sterling (GBP)            7/15/99          44,800 GBP         7,062,475            $157,370         $    --
Canadian Dollar (CAD)                   7/15/99           5,400 CAD           364,932                  --          10,217
Euro (EUR)                              12/1/99           8,100 EUR           845,100               1,328              --
                                                                                                 --------         -------
Total Unrealized Appreciation and Depreciation                                                   $158,698         $10,217
                                                                                                 ========         =======


                         Oppenheimer High Income Fund/VA                      25

================================================================================
6. Futures Contracts
The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================
7. Illiquid or Restricted Securities
As of June 30, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999 was $31,369,248, which represents 9.30% of the Fund's net assets, of which $3,506,369 is considered restricted. Information concerning restricted securities is as follows:


                                                                                                          Valuation Per
                                                                         Acquisition   Cost Per           Unit as of
Security                                                                 Dates         Unit               June 30, 1999
-----------------------------------------------------------------------------------------------------------------------
Bonds
-----
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02                                  4/14/92        100.00%           102.25%
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05                   12/8/95-       100.00-
                                                                          8/13/96        105.75            116.10
Trans World Airlines Lease, 14% Equipment Trust, 7/2/08.                  3/19/98        101.00             99.00

Stocks and Warrants
-------------------
CGA Group Ltd., Preferred Stock, Series A                                 6/17/98-
                                                                         12/29/98      $  25.00           $ 25.00
CGA Group Ltd. Wts., Exp. 12/49                                           6/17/97            --               .03
ECM Fund, L.P.I.                                                          4/14/92      1,000.00            885.00
Omnipoint Corp. Wts., Exp. 11/00                                         11/29/95            --             28.94


26                       Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA
A Series of Oppenheimer Variable Account Funds

=======================================================================================
Officers and Trustees              James C. Swain, Chairman and Chief Executive Officer
                                   Bridget A. Macaskill, President
                                   Robert G. Avis, Trustee
                                   William A. Baker, Trustee
                                   Jon S. Fossel, Trustee
                                   Sam Freedman, Trustee
                                   Raymond J. Kalinowski, Trustee
                                   C. Howard Kast, Trustee
                                   Robert M. Kirchner, Trustee
                                   Ned M. Steel, Trustee
                                   David P. Negri, Vice President
                                   Thomas P. Reedy, Vice President
                                   Andrew J. Donohue, Vice President and Secretary
                                   Brian W. Wixted, Vice President and Treasurer
                                   Robert G. Zack, Assistant Secretary
                                   Robert J. Bishop, Assistant Treasurer
                                   Scott T. Farrar, Assistant Treasurer


=======================================================================================
Investment Advisor                 OppenheimerFunds, Inc.


=======================================================================================
Transfer Agent                     OppenheimerFunds Services


=======================================================================================
Custodian of Portfolio Securities  The Bank of New York


=======================================================================================
Independent Auditors               Deloitte & Touche LLP


=======================================================================================
Legal Counsel                      Myer, Swanson, Adams & Wolf, P.C.


                                   The financial statements included herein have been
                                   taken from the records of the Fund without
                                   examination of the independent auditors.

                                   This is a copy of a report to shareholders of
                                   Oppenheimer High Income Fund/VA. This report must be
                                   preceded or accompanied by a Prospectus of
                                   Oppenheimer High Income Fund/VA. For material
                                   information concerning the Fund, see the Prospectus.

                                   Shares of Oppenheimer funds are not deposits or
                                   obligations of any bank, are not guaranteed by any
                                   bank, are not insured by the FDIC or any other
                                   agency, and involve investment risks, including the
                                   possible loss of the principal amount
                                   invested.


                            Oppenheimer High Income Fund/VA                   27